Note 8 - Stockholders' Equity (Details) - Changes in Fair Values of the Warrants (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 30, 2013
Note 8 - Stockholders' Equity (Details) - Changes in Fair Values of the Warrants [Line Items]
Balance at	$ 3,169,679		$ 3,169,679		$ 3,747,858	$ 2,129,091
Gain (loss) on change in fair value	781,157	1,250,857	(578,179)	(1,328,112)	(1,686,478)	171,371
Warrant [Member]
Note 8 - Stockholders' Equity (Details) - Changes in Fair Values of the Warrants [Line Items]
Balance at	3,169,679		3,169,679		3,747,858	2,128,302		3,747,858
Fair value of warrants					3,305,245		1,957,720
Gain (loss) on change in fair value			$ (578,179)		$ (1,685,689)	$ 170,582